Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares issued	6,458,657	6,458,657	6,458,657
Common stock, shares outstanding	6,458,657	6,458,657	6,458,657